Income Taxes - Schedule of Income Tax Charged (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Charged [Line Items]
Total tax	$ 1,211,834	$ 2,060,123	$ 1,739,998
Mexican companies [Member]
Schedule of Income Tax Charged [Line Items]
Income tax	881,492	1,053,009	1,291,378
Deferred Tax	(83,228)	(339,462)	(40,943)
Foreign companies [Member]
Schedule of Income Tax Charged [Line Items]
Income tax	383,139	1,299,798	403,436
Deferred Tax	$ 30,431	$ 46,778	$ 86,127